RELATED PARTY TRANSACTIONS - NARRATIVE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2024	May 31, 2022	Jun. 30, 2021	Jul. 31, 2020	Jun. 25, 2015
IfrsStatementLineItems [Line Items]
Due from affiliates	$ 0	$ 9,463,164
Interest income	1,615,304	300,189	$ 94,130
Key management personnel compensation	664,960	567,764	365,264
Latam logistics investments llc
IfrsStatementLineItems [Line Items]
Due from affiliates	$ 0	7,139,123		$ 6,265,000	$ 6,950,000	$ 4,850,000	$ 4,165,000	$ 3,015,000
Annual interest rate				9.00%
Borrowings, adjustment to interest rate basis	20.00%
Interest income	$ 302,808	664,219	$ 0
Receivables due from related parties		$ 9,765,972